Impact of change in accounting policies Statement of operations (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2014
Revenues [Abstract]
Revenue	$ 655,017	$ 596,169	$ 1,916,752	$ 1,766,016
Reimbursable expenses		(155,846)		(462,716)
Total Revenue	655,017	440,323	1,916,752	1,303,300
Costs and expenses [Abstract]
Direct costs, reimbursable expenses	179,642	0	507,708	0
Direct costs, other	279,554	259,672	831,306	760,175
Selling, general and administrative expense	80,819	79,433	242,670	241,655
Depreciation and amortization	17,062	16,280	51,006	45,123
Restructuring	0	0	12,490	7,753	$ 7,800	$ 8,800
Total costs and expenses	557,077	355,385	1,645,180	1,054,706
Income from operations	97,940	84,938	271,572	248,594
Interest income	1,314	632	3,154	1,766
Interest expense	(3,201)	(3,177)	(10,298)	(9,535)
Income before provision for income taxes	96,053	82,393	264,428	240,825
Provision for income taxes	(11,526)	(8,239)	(29,935)	(30,445)
Net income	84,527	$ 74,154	234,493	$ 210,380
Difference between Revenue Guidance in Effect before and after Topic 606
Costs and expenses [Abstract]
Net income			3,123
Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09
Revenues [Abstract]
Revenue	1,022		3,867
Reimbursable expenses	(179,642)		(507,708)
Total Revenue	(178,620)		(503,841)
Costs and expenses [Abstract]
Direct costs, reimbursable expenses	(179,642)		(507,708)
Direct costs, other	0		0
Selling, general and administrative expense	125		347
Depreciation and amortization	0
Restructuring	0
Total costs and expenses	(179,517)		(507,361)
Income from operations	897		3,520
Interest income	0		0
Interest expense	0		0
Income before provision for income taxes	897		3,520
Provision for income taxes	(108)		(397)
Net income	789		3,123
Calculated under Revenue Guidance in Effect before Topic 606 | Accounting Standards Update 2014-09
Revenues [Abstract]
Revenue	656,039		1,920,619
Reimbursable expenses	(179,642)		(507,708)
Total Revenue	476,397		1,412,911
Costs and expenses [Abstract]
Direct costs, reimbursable expenses	0		0
Direct costs, other	279,554		831,306
Selling, general and administrative expense	80,944		243,017
Depreciation and amortization	17,062		51,006
Restructuring	0		12,490
Total costs and expenses	377,560		1,137,819
Income from operations	98,837		275,092
Interest income	1,314		3,154
Interest expense	(3,201)		(10,298)
Income before provision for income taxes	96,950		267,948
Provision for income taxes	(11,634)		(30,332)
Net income	$ 85,316		$ 237,616